Components of Income Tax Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Expense Benefit [Line Items]
Current	$ 194,149	$ 203,771	$ 182,537
Deferred	(22,324)	(15,847)	(12,292)
Deferred	(32,594)	(15,847)	(12,292)
Taxes on income	171,825	187,924	170,245
Domestic	166,152	170,883	154,921
Foreign	5,673	17,041	15,324
Taxes on income	171,825	187,924	170,245
Domestic Tax Authority
Income Tax Expense Benefit [Line Items]
Current	175,522	175,828	165,476
Deferred	(9,370)	(4,945)	(10,555)
Taxes on income	166,152	170,883	154,921
Taxes on income	166,152	170,883	154,921
U.S.
Income Tax Expense Benefit [Line Items]
Foreign taxes, Current	18,627	27,943	17,061
Foreign taxes, Deferred	(12,954)	(10,902)	(1,737)
Foreign	$ 5,673	$ 17,041	$ 15,324